Schedule of Investments (unaudited) November 30, 2021	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 3.6%

Tobacco — 3.6%
California County Tobacco Securitization Agency RB, 0.00%, 06/01/55(a)	$4,680	$407,356
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	500	508,730

Total Municipal Bonds in California		916,086

District of Columbia — 2.5%

Tobacco — 2.5%
District of Columbia Tobacco Settlement Financing Corp., RB, CAB, Series C, 0.00%, 06/15/55(a)	6,000	621,876

Puerto Rico — 7.2%

State — 5.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	127	144,824
Series A-1, Restructured, 5.00%, 07/01/58	578	664,405
Series A-2, Restructured, 4.33%, 07/01/40	391	439,691
Series A-2, Restructured, 4.78%, 07/01/58	129	147,229

		1,396,149

Tobacco — 0.6%
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	140	141,704

Utilities — 1.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	200	205,577
Series A, Senior Lien, 5.13%, 07/01/37	55	56,573

		262,150

Total Municipal Bonds in Puerto Rico		1,800,003

Virginia — 110.3%

Corporate — 0.8%
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 01/01/48(b)(c)	200	209,483

County/City/Special District/School District — 13.7%
City of Norfolk Virginia, GO, (ST AID WTHHLDG), 5.00%, 08/01/28(d)	500	631,856
City of Norfolk Virginia, Refunding GO, Series A, (SAW), 5.00%, 08/01/23(d)	500	539,199
City of Portsmouth Virginia, Refunding GO, Series A, 5.00%, 07/15/29	500	645,158
County of Arlington Virginia, GO, 5.00%, 06/15/31	500	677,572
Fairfax County Economic Development Authority, RB, 5.00%, 04/01/36	775	936,707

		3,430,492

Education — 13.8%
Salem Economic Development Authority, Refunding RB, 4.00%, 04/01/45	250	281,327
Virginia College Building Authority, Refunding RB
(NPFGC), 5.25%, 01/01/26	500	553,111
(NPFGC), 5.25%, 01/01/31	1,000	1,290,705
Series A, 3.00%, 01/15/51	750	792,929
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 10/01/38	500	543,183

		3,461,255

Security	Par (000)	Value

Health — 32.5%
Chesapeake Hospital Authority, Refunding RB, 4.00%, 07/01/43	$680	$776,544
Danville Industrial Development Authority, Refunding RB, (AMBAC), 5.25%, 10/01/28(e)	585	640,576
Fairfax County Economic Development Authority, RB, Series A, 5.00%, 12/01/23(d)	500	546,684
Fairfax County Industrial Development Authority, RB, Series A, 5.00%, 05/15/44	450	493,151
Henrico County Economic Development Authority, Refunding RB 4.25%, 06/01/26	145	147,085
4.00%, 10/01/50	250	274,658
James City County Economic Development Authority
Refunding RB, Series A, 4.00%, 12/01/50	250	272,646
Lexington Industrial Development Authority, RB, Series A, 5.00%, 01/01/42	690	731,681
Lynchburg Economic Development Authority, Refunding RB, 4.00%, 01/01/55	250	290,784
Norfolk Redevelopment & Housing Authority, RB, Series B, 4.00%, 01/01/25	200	200,313
Prince William County Industrial Development Authority, Refunding RB, Series B, 4.00%, 11/01/22(d)	500	517,318
Roanoke Economic Development Authority, Refunding RB, 5.00%, 07/01/30	795	816,304
Virginia Beach Development Authority, Refunding RB, 4.00%, 09/01/48	250	270,117
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 12/01/49	500	576,215
Winchester Economic Development Authority, Refunding RB 5.00%, 01/01/44	1,000	1,152,310
Series A, 5.00%, 01/01/24(d)	400	438,804

		8,145,190

Housing — 8.9%
Virginia Housing Development Authority, RB, M/F Housing
Series B, 4.00%, 06/01/53	625	669,971
Series D, 3.90%, 10/01/48	985	1,059,918
Series E, 2.50%, 12/01/22	220	220,254
Series F, 5.25%, 10/01/38	250	264,888

		2,215,031

State — 15.4%
Ballston Quarter Community Development Authority, TA, Series A, 5.38%, 03/01/36	250	253,725
Cherry Hill Community Development Authority, SAB, 5.40%, 03/01/45(c)	250	264,807
Dulles Town Center Community Development Authority, Refunding SAB, 4.25%, 03/01/26	500	501,748
Lower Magnolia Green Community Development Authority, SAB, 5.00%, 03/01/35(c)	245	259,316
Virginia College Building Authority, RB, 4.00%, 02/01/38	1,000	1,206,306
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax RB, 4.00%, 05/15/46	500	596,282
Virginia Public Building Authority, ARB, Series A, 5.00%, 08/01/35	150	196,026
Virginia Public Building Authority, Refunding RB, Series A, 4.00%, 08/01/31	500	578,838

		3,857,048

1

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco — 6.0%
Tobacco Settlement Financing Corp., Refunding RB
Series B-1, 5.00%, 06/01/47	$985	$1,002,132
Series B-2, Convertible, 5.20%, 06/01/46	500	500,579

		1,502,711

Transportation — 8.2%
Richmond Metropolitan Transportation Authority/The Expressway System Revenue, Refunding RB, (NPFGC), 5.00%, 07/15/22	110	113,376
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 07/01/49	500	501,694
AMT, 5.00%, 12/31/52	500	589,435
AMT, Senior Lien, 6.00%, 01/01/37	820	844,511

		2,049,016

Utilities — 11.0%
City of Richmond Virginia Public Utility Revenue, RB
Series A, 3.00%, 01/15/45	500	537,614
Series A, 4.00%, 01/15/50	500	581,529
County of Henrico Virginia Water & Sewer Revenue, Refunding RB, 5.00%, 05/01/26(d)	1,065	1,267,272
Fairfax County Water Authority, Refunding RB, 5.00%, 04/01/44	300	362,729

		2,749,144

Total Municipal Bonds in Virginia		27,619,370

Total Municipal Bonds — 123.6% (Cost: $28,726,079)		30,957,335

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

District of Columbia — 7.2%

Transportation — 7.2%
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	1,503	1,804,252

Virginia — 30.5%

Transportation — 30.5%
Fairfax County Economic Development Authority, RB, 5.00%, 04/01/47(g)	2,000	2,398,333
Hampton Roads Transportation Accountability Commission, RB, Senior Lien, Series A, 5.00%, 07/01/48	4,308	5,237,746

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 37.7%

(Cost: $8,580,717)		9,440,331

Total Long-Term Investments — 161.3% (Cost: $37,306,796)		40,397,666

Security	Shares	Value

Short-Term Securities

Money Market Funds —
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(h)(i)	5,225	$5,225

Total Short-Term Securities — 0.0% (Cost: $5,225)		5,225

Total Investments — 161.3% (Cost: $37,312,021)		40,402,891

Other Assets Less Liabilities — 4.3%		1,068,163

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.5)%		(4,877,167)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (46.1)%		(11,547,531)

Net Assets Applicable to Common Shares — 100.0%		$25,046,356

(a)	Zero-coupon bond.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on October 1, 2024, is $1,051,389.

(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$929,315	$—	$(924,004	)(a)	$(86)	$—	$5,225	5,225	$8	$—

(a)	Represents net amount purchased (sold).

SCHEDULE OF INVESTMENTS	2

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Virginia Municipal Bond Trust (BHV)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	6	03/22/22	$785	$(10,198)
U.S. Long Bond	3	03/22/22	487	(11,592)
5-Year U.S. Treasury Note	5	03/31/22	607	(4,737)

				$(26,527)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$30,957,335	$—	$30,957,335
Municipal Bonds Transferred to Tender Option Bond Trusts	—	9,440,331	—	9,440,331
Short-Term Securities
Money Market Funds	5,225	—	—	5,225

	$5,225	$40,397,666	$—	$40,402,891

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(26,527)	$—	$—	$(26,527)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

3

Schedule of Investments (unaudited) (continued) November 30, 2021	BlackRock Virginia Municipal Bond Trust (BHV)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(4,876,042)	$—	$(4,876,042)
VRDP Shares at Liquidation Value	—	(11,600,000)	—	(11,600,000)

	$—	$(16,476,042)	$—	$(16,476,042)

Portfolio Abbreviation

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SAB	Special Assessment Bonds

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

SCHEDULE OF INVESTMENTS	4